Organization, Operations and Basis of Presentation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Organization Operations and Basis of Presentation (Textual)
Stockholders' deficit	$ (797,477)		$ (3,405,692)	$ 230,724	$ 2,403,311
Net loss	(2,815,160)	$ (1,803,970)	(14,249,719)	(3,746,944)
Net cash used in operating activities	$ (1,462,949)	$ (1,220,338)	$ (3,123,169)	$ (2,999,942)
Forward stock split	In September 2016, the Company's Board of Directors declared a 2-for-1 forward stock split of the Company's common stock in the form of a dividend. In September 2017, the Company's Board of Directors declared a 1-for-3 reverse stock split of the Company's issued and outstanding common stock, which became effective October 16, 2017.		In September 2016, the Company's Board of Directors declared a 2-for-1 forward stock split of the Company's common stock in the form of a dividend. In September 2017, the Company's Board of Directors declared a 1-for-3 reverse stock split of the Company's issued and outstanding common stock, which became effective October 16, 2017.